DEFERRED OFFERING COSTS (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of deferred offering costs

	As of March 31,
	2024	2025
	HK$’000	HK$’000

Legal fees	-	741
Other professional expenses	-	902

Deferred offering cost	-	1,643